Stockholders' Equity - June and March 2018 Warrant Amendments (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 24, 2018	Mar. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 22, 2018	Feb. 28, 2018	Apr. 20, 2017
Class of Stock [Line Items]
Amendment of equity classified warrants			$ 135	$ 17	$ 100	$ 0	$ 293	$ 0	$ 0	$ 461
Fair value of warrants recorded as equity													$ 800
Change in fair value of warrant liability	$ 100		$ 0		$ 222	$ 296	$ (222)	$ 588	$ 646	$ (7,479)
2015 and 2016 Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)		$ 0.71			$ 0.71						$ 0.42	$ 8.80
Fair value of warrants recorded as equity		$ 500			$ 500
Change in fair value of warrant liability		$ 100